Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Revenues receivable from royalty, stream and other interests	$ 2,008	$ 1,378
Interest income receivable	8,834	4,655
Amounts receivable from associates	388	743
Sales taxes and exploration tax credits	121	7,358
Other receivables	349	557
Amounts receivable	$ 11,700	$ 14,691